Offsets	Aug. 06, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-93961
Initial Filing Date	May 30, 2025
Fee Offset Claimed	$ 6,966.96
Explanation for Claimed Amount	Calculated at $153.10 per $1,000,000.00 of the Transaction Valuation in accordance with Rule 0-11 under the Securities Exchange Act of 1934, as amended.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Nuveen Churchill Private Capital Income Fund
Form or Filing Type	SC TO
File Number	005-93961
Filing Date	May 30, 2025
Fee Paid with Fee Offset Source	$ 6,966.96